Right of Use Assets, Net	9 Months Ended
Sep. 30, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right of Use Assets, Net

15. RIGHT-OF-USE ASSETS, NET

	Real Estate	Railcars & Barges	Storage Assets (1)	Refining Equipment	Other	Total
COST
As at December 31, 2019	509	495	464	10	14	1,492
Additions	-	18	23	5	6	52
Terminations	-	-	(1)	-	-	(1)
Modifications	-	-	1	-	(4)	(3)
Reclassifications	(13)	-	-	-	-	(13)
Re-measurement	-	(13)	19	-	(1)	5
Exchange Rate Movements and Other	(1)	1	-	-	(3)	(3)
As at September 30, 2020	495	501	506	15	12	1,529

ACCUMULATED DEPRECIATION
As at December 31, 2019	32	55	73	3	4	167
Depreciation	21	66	71	2	3	163
Impairment Charges (Note 9)	-	3	-	-	-	3
Terminations	-	-	(1)	-	-	(1)
Exchange Rate Movements and Other	(1)	-	(2)	-	(2)	(5)
As at September 30, 2020	52	124	141	5	5	327

CARRYING VALUE
As at December 31, 2019	477	440	391	7	10	1,325
As at September 30, 2020	443	377	365	10	7	1,202

(1)	Storage assets include caverns and tanks.

For the nine months ended September 30, 2020, the Company recognized $19 million of lease income (nine months ended September 30, 2019 – $13 million). Lease income is earned on tank subleases, operating leases related to the Company’s real estate ROU assets in which Cenovus is the lessor, and from the recovery of non-lease components for operating costs and unreserved parking related to the Company’s net investment in finance leases. Finance leases are included in other assets as net investment in finance leases.